Selected Statements of Income Data (Details) - Schedule of financial income (expenses), net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of financial income (expenses), net [Abstract]
Bank charges and interest on loans offset by interest from short term deposits	$ (844)	$ (614)	$ (374)
Interest income from marketable securities, net of amortization of premium on marketable securities		100	212
Loss arising from foreign currency translation and other	(2,311)	(403)	(1,007)
Financial expenses, net	$ (3,155)	$ (917)	$ (1,169)